Note 3 - Significant Accounting Policies and Future Accounting Changes	3 Months Ended
Jan. 31, 2024
Statement Line Items [Line Items]
Disclosure of changes in accounting policies [text block]
3.	Significant accounting policies and future accounting changes:

The accounting policies applied by the Bank in these interim Consolidated Financial Statements are the same as those applied by the Bank as at and for the year ended October 31, 2023 and are detailed in note 3 of the Bank’s 2023 audited Consolidated Financial Statements.